Note 4 - Convertible Notes Payable and Line of Credit (Details Textual)								1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 31, 2017 USD ($) shares	Jan. 13, 2017 USD ($) shares	Dec. 30, 2016 USD ($) $ / shares shares	Dec. 27, 2016 USD ($) $ / shares shares	Sep. 17, 2016 USD ($) $ / shares shares	Jul. 08, 2016 USD ($) $ / shares shares	Jun. 06, 2016 USD ($) shares	May 15, 2017 USD ($)	Mar. 31, 2017 USD ($) shares	Mar. 31, 2016 USD ($)	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($)	Apr. 30, 2017 $ / shares	Dec. 28, 2016 $ / shares shares	Sep. 30, 2015 $ / shares
Interest Expense, Debt									$ 953,636	$ 406,325	$ 3,129,104	$ 994,671
Debt Instrument, Convertible, Conversion Price | $ / shares															$ 0.25
Debt Conversion, Original Debt, Amount									141,763	206,934
Proceeds from Lines of Credit							$ 300,000				300,000
Line of Credit Facility, Interest Rate During Period							18.00%
Line of Credit, Current	$ 50,000								50,000		$ 50,000
Long-term Debt, Gross	$ 5,760,668								$ 5,760,668
Share Price | $ / shares			$ 0.83	$ 0.86	$ 0.70								$ 0.51
Winter 2016 Unit Offering [Member]
Debt Instrument, Convertible, Conversion Price | $ / shares				$ 0.57
Debt Instrument, Interest Rate, Stated Percentage				12.00%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares	512,281								512,281		292,983			292,983
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares				$ 0.70										$ 0.70
Units Issued During Period, Value, New Issues				$ 600,000
Number of Trading Days Prior to Interest Payment Due Date if Paid by Issuance of Common Stock				20 days
Debt Conversion before Maturity, Number of Trading Days Common Stock Closes at or above 3 Times the Unit Price				10 days
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right | shares				1
Class of Warrant or Right, Exercise Period				30 days
Class of Warrant or Right, Exercise Period Condition, Number of Trading Days Common Stock Closes at or above 2 Times the Exercise Price				10 days
Proceeds from Issuance of Units									$ 292,000		$ 167,000
Winter 2016 Unit Offering [Member] | Three accredited Investors [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares	219,298								219,298
Proceeds from Issuance of Units									$ 125,000
Clyra Medical Technology Inc [Member] | Sanatio [Member]
Debt Instrument, Interest Rate, Stated Percentage	10.00%								10.00%
Proceeds from Lines of Credit	$ 175,000							$ 75,000
Line of Credit Facility, Maximum Borrowing Capacity	$ 250,000								$ 250,000
Original Issue Discount, Percentage	5.00%								5.00%
Number of Days’ Written Notice Required to Call the Line of Credit									60
Clyra Medical Technology Inc [Member]
Subsidiary, Parent Ownership Interest	54.00%								54.00%
The 2015 Unit Offering [Member]
Proceeds from Convertible Debt										$ 255,000	$ 2,140,000	$ 2,671,713
Debt Instrument, Interest Rate, Stated Percentage										12.00%	12.00%	12.00%
Debt Conversion, Original Debt, Amount											$ 589,371
Debt Conversion, Converted Instrument, Shares Issued | shares											2,167,420
Conversion of Line of Credit to 2015 Unit Offering [Member]
Debt Conversion, Original Debt, Amount					$ 250,000
Debt Conversion, Original Debt, Accrued Interest Amount					$ 33,571
Promissory Notes Issued in 2015 Unit Offering and Accrued Interest Into Common Stock [Member]
Debt Conversion, Original Debt, Amount									$ 120,000
Debt Conversion, Converted Instrument, Shares Issued | shares									406,789
Line of Credit [Member]
Debt Instrument, Term							270 days
Warrants Issued Concurrently With One Year Convertible Note [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares			400,000			400,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares			$ 0.75			$ 0.65
Class of Warrant or Right, Expiration Term			5 years			5 years
Warrants Issued Concurrently with Line of Credit [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares											300,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares											$ 0.35
Class of Warrant or Right, Number of Warrants Per Each Dollar Invested | shares							1
Warrant Issued in Exchange of Cancelled Line of Credit [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares					515,583						515,583
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares					$ 0.70						$ 0.70
Debt Conversion, Original Debt, Amount											$ 283,571
One Year Convertible Notes [Member]
Proceeds from Convertible Debt			$ 250,000			$ 250,000
Debt Instrument, Convertible, Conversion Price | $ / shares			$ 0.57			$ 0.45
Debt Instrument, Face Amount			$ 280,000			$ 280,000
Debt Instrument, Interest Rate, Stated Percentage			3.00%			3.00%
Debt Conversion, Original Debt, Amount		$ 280,000
Debt Conversion, Converted Instrument, Shares Issued | shares		640,889
Convertible Notes Maturing on September 17, 2019 [Member]
Debt Instrument, Convertible, Conversion Price | $ / shares					$ 0.55
Long-term Debt, Gross					$ 283,571